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                          MAINSTAY VP SERIES FUND, INC.
                                51 Madison Avenue
                            New York, New York 10010

June 2, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   MainStay VP Series Fund, Inc.
            File Nos. 2-86082; 811-03833

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Statement of Additional Information for the Service Class shares of 18 series of the Registrant that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on May 13, 2003 as part of the Registrant's most recent registration statement for Service Class shares, and
(ii) the text of the most recent amendment to the registration statement was filed electronically on May 13, 2003.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973.394.4439.

Very truly yours,


/s/   John K. Forst
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John K. Forst, Assistant Secretary